Leases - Summary of Undiscounted Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 64.2	$ 81.5
Up to one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	12.6	14.7
Between one and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	26.8	33.9
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	28.6	38.6
Total contractual cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 68.0	$ 87.2